OIL AND GAS INVESTMENT (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Oil And Gas Investment 1	18.89%
Oil And Gas Investment 2	$ 40,000
Oil And Gas Investment 3	18.89%
Oil And Gas Investment 4	$ 40,000